UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	3,900,000,000	3,900,000,000
Common shares, shares issued (in shares)	19,093,853	19,093,853
Common shares, shares outstanding (in shares)	19,093,853	19,093,853
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)	100,000,000	100,000,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred shares, dividend rate	1.00%	1.00%
Preferred shares, issued (in shares)	140,000	140,000
Preferred shares, outstanding (in shares)	140,000	140,000
Preferred shares, aggregate liquidation preference	$ 140,000,000	$ 140,000,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	40,000	40,000
Preferred shares, outstanding (in shares)	40,000	40,000